FAIR VALUE MEASUREMENTS (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
FAIR VALUE MEASUREMENTS [Abstract]
Gross Holding Gains and Fair Value of Held-to-maturity
The gross holding gains and fair value of held-to-maturity securities at June 30, 2018 and December 31, 2017 were as follows:

	Held-To-Maturity	Amortized Cost	Gross Holding Gains (Losses)	Fair Value
June 30, 2018	U.S. Treasury Securities (Mature on 7/12/2018)	$176,156,606	$10,556	$176,167,162

December 31, 2017	U.S. Treasury Securities (Mature on 1/18/2018)	$175,877,136	$(80,806)	$175,796,330

The gross holding gains and fair value of held-to-maturity securities at December 31, 2017 and 2016 were as follows:

	Held-To-Maturity	Amortized Cost	Gross Holding Losses	Fair Value
December 31, 2017	U.S. Treasury Securities (Mature on 1/18/2018)	$175,877,136	$(80,806)	$175,796,330

December 31, 2016		$—	$—	$—

Assets Measured at Fair Value on Recurring Basis
The following table presents information about the Company’s assets at fair value as of June 30, 2018 and December 31, 2017, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2018	December 31, 2017
Assets:
Held-to-maturity securities held in Trust Account	1	$176,167,162	$175,796,330

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2017 and 2016, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2017	December 31, 2016
Assets:
Cash and marketable securities held in Trust Account	1	$175,883,186	$—